Document and Entity Information	Jul. 30, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Document Type	497
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Entity Central Index Key	0000027574
Document Effective Date	Jul. 30, 2019
Document Creation Date	Jul. 30, 2019
Prospectus Date	Mar. 29, 2019
Entity Inv Company Type	N-1A
Delaware Value Fund | Class A
Risk/Return:
Trading Symbol	DDVAX
Delaware Value Fund | Class C
Risk/Return:
Trading Symbol	DDVCX
Delaware Value Fund | Institutional Class
Risk/Return:
Trading Symbol	DDVIX
Delaware Value Fund | Class R
Risk/Return:
Trading Symbol	DDVRX
Delaware Value Fund | Class R6
Risk/Return:
Trading Symbol	DDZRX